March 26, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds (the “Trust”)

Registration Statement on Form N-1A

File No. 33-11905

CIK - 0000810695

Ladies and Gentlemen:

Please accept for filing the Trust’s Prospectus/Information Statement on Form N-14, to become effective as soon as practicable.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071. Kindly return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton

Enclosures